Marketable Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 97,400,000	$ 89,500,000
Available-for-sale securities, long-term	70,700,000	75,000,000
Available for sale securities	168,071,000	164,455,000
Fair value of trading securities		7,800,000
Gross gains realized on sales of investments	11,900,000	12,600,000	$ 6,900,000
Gross realized losses on sales of investments	1,800,000	4,400,000	400,000
Losses recognized for securities deemed to have other-than-temporary impairments	$ 0	$ 400,000	$ 3,800,000
Maximum
Schedule of Available-for-sale Securities [Line Items]
Investments with unrealized loss, percentage of fair values less than original cost	15.00%
Trading Securities
Schedule of Available-for-sale Securities [Line Items]
Securities held in relation to deferred compensation plan	$ 9,900,000